Operating Leases - Schedule of Operating Lease Maturities (Details) - USD ($)	Dec. 31, 2019	Mar. 31, 2019
Leases [Abstract]
March 31, 2020 (3 months)	$ 12,560
March 31, 2021	51,616	$ 24,480
March 31, 2022	53,894
March 31, 2023	56,271
March 31, 2024	29,060
Future payment of lease	$ 203,401	$ 83,231